Document and Entity Information	Aug. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Disciplined Growth Fund | Class A
Prospectus:
Trading Symbol	MPGAX
MassMutual Disciplined Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MPGLX
MassMutual Disciplined Growth Fund | Class R5
Prospectus:
Trading Symbol	MPGSX
MassMutual Disciplined Growth Fund | Service Class
Prospectus:
Trading Symbol	DEIGX
MassMutual Disciplined Growth Fund | Class R4
Prospectus:
Trading Symbol	MPDGX
MassMutual Disciplined Growth Fund | Class I
Prospectus:
Trading Symbol	MPDIX
MassMutual Disciplined Growth Fund | Class R3
Prospectus:
Trading Symbol	MPDRX